UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund

Portfolio of Investments November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.2%)

	Australia (1.5%)
	Beverages: Alcoholic
976,478	Foster’s Group Ltd.	$5,439,434

	Chemicals: Major Diversified
79,484	Orica Ltd.	1,986,230

	Oil & Gas Production
377,835	Santos Ltd.	4,782,954
	Total Australia	12,208,618

	Austria (0.8%)
	Major Telecommunications
224,424	Telekom Austria AG	6,543,528

	Belgium (2.4%)
	Financial Conglomerates
391,393	Fortis	10,493,172
	Major Banks
63,835	KBC Groep NV	8,830,777
	Total Belgium	19,323,949

	Canada (0.6%)
	Oil & Gas Production
79,090	EnCana Corp.	5,133,198

	France (5.4%)
	Construction Materials
40,750	Lafarge S.A.(a)	6,442,764

	Electrical Products
296,056	Legrand S.A.(a)	10,364,230

	Integrated Oil
192,479	Total S.A.	15,569,858

	Major Banks
53,834	BNP Paribas (a)	6,028,804

	Major Telecommunications
116,086	France Telecom S.A.	4,402,280
	Total France	42,807,936

	Germany (7.3%)
	Chemicals: Major Diversified
170,698	Bayer AG (a)	14,097,407

	Electric Utilities
42,383	E.ON AG	8,632,833
119,680	RWE AG	16,342,545
		24,975,378

	Motor Vehicles
172,669	Bayerische Motoren Werke (BMW) AG (a)	10,523,705
89,740	DaimlerChrysler AG (Registered Shares)	9,141,286
		19,664,991
	Total Germany	58,737,776

	Greece (1.0%)
	Casino/Gaming
209,250	Greek Organisation of Football Prognostics S.A.	8,149,622

	Ireland (1.1%)
	Construction Materials
224,689	CRH PLC	8,492,117

	Italy (2.5%)
	Integrated Oil
316,315	Eni SpA	11,297,619

	Major Banks
982,824	UniCredito Italiano SpA	8,324,758
	Total Italy	19,622,377

	Japan (24.4%) (d)
	Advertising/Marketing Services
81,400	Asatsu - DK Inc.(a)	2,385,271

	Auto Parts: O.E.M.
231,000	NGK Spark Plug Co., Ltd.(a)	4,095,443

	Chemicals: Specialty
159,100	JSR Corp.(a)	3,850,866
649,000	Taiyo Nippon Sanso Corp.(a)	6,401,410
		10,252,276
	Electric Utilities
88,100	Kansai Electric Power Co., Inc. (The) (a)	2,264,038

	Electronic Components
163,200	Hoya Corp.(a)	5,660,956

	Electronic Equipment/Instruments
143,600	Canon Inc.	7,561,682
58,100	Keyence Corp.(a)	13,519,849
45,300	Kyocera Corp.	4,065,653
636,000	Mitsubishi Electric Corp.	7,256,475
251,700	Omron Corp.	6,585,213
		38,988,872
	Gas Distributors
577,000	Osaka Gas Co., Ltd.	2,293,234

	Household/Personal Care
535,000	Kao Corp.	16,167,205

	Industrial Specialties
173,100	Nitto Denko Corp.(a)	8,969,253

	Life/Health Insurance
245,800	T&D Holdings, Inc.	14,293,810

	Major Banks
327,000	Chiba Bank, Ltd. (The)	2,816,017
1,257,000	Shinsei Bank, Ltd.	4,501,666
2,185	Sumitomo Mitsui Financial Group, Inc.	19,094,860
		26,412,543
	Movies/Entertainment
140,300	Oriental Land Co., Ltd.	8,554,766

	Pharmaceuticals: Other
201,900	Astellas Pharma Inc.	8,965,388

	Property - Casualty Insurers
1,292,000	Mitsui Sumitomo Insurance Co., Ltd.(a)	14,118,842

	Railroads
369	Central Japan Railway Co.	3,883,340

	Recreational Products
182,900	Sega Sammy Holdings Inc.(a)	2,321,683

	Regional Banks
735,000	Fukuoka Financial Group, Inc.(a)	4,832,144

	Semiconductors
46,900	Rohm Co., Ltd.(a)	4,292,430

	Textiles
1,218,000	Teijin Ltd.(a)	5,287,531

	Wireless Telecommunications
6,924	NTT DoCoMo, Inc.(a)	10,991,689
	Total Japan	195,030,714

	Luxembourg (1.2%)
	Steel
129,207	Arcelor	9,555,794

	Netherlands (6.6%)
	Financial Conglomerates
244,708	ING Groep NV (Share Certificates)	9,414,770

	Food: Major Diversified
533,583	Unilever NV (Share Certificates)	18,754,597

	Food: Specialty/Candy
188,356	CSM	6,620,065

	Industrial Specialties
109,481	Akzo Nobel NV	8,400,879

	Integrated Oil
229,147	Royal Dutch Shell PLC (Class A)	9,242,322
	Total Netherlands	52,432,633

	Norway (0.3%)
	Integrated Oil
83,743	Statoil ASA	2,718,396

	Spain (2.1%)
	Major Telecommunications
496,653	Telefonica S.A.	16,623,550

	Sweden (1.4%)
	Telecommunication Equipment
4,620,633	Telefonaktiebolaget LM Ericsson (B Shares)	11,297,270

	Switzerland (10.0%)
	Construction Materials
186,382	Holcim Ltd. (Registered Shares)	19,941,990

	Financial Conglomerates
43,236	UBS AG (Registered Shares)	2,171,977

	Food: Major Diversified
59,510	Nestle S.A. (Registered Shares)	28,438,912

	Household/Personal Care
4,427	Givaudan S.A. (Registered Shares)	4,233,986

	Pharmaceuticals: Major
245,518	Novartis AG (Registered Shares)	13,899,636
59,536	Roche Holding AG	11,300,444
		25,200,080
	Total Switzerland	79,986,945

	United Kingdom (28.6%) (d)
	Casino/Gaming
1,578,503	Ladbrokes PLC	10,006,610

	Electric Utilities
619,951	Drax Group PLC	8,707,198
576,922	National Grid PLC	9,739,545
206,756	Scottish & Southern Energy PLC	6,753,182
		25,199,925
	Food: Specialty/Candy
2,315,469	Cadbury Schweppes PLC	29,677,474

	Hotels/Resorts/Cruiselines
420,420	InterContinental Hotels Group PLC	8,058,657

	Household/Personal Care
260,837	Reckitt Benckiser PLC	15,489,212

	Industrial Conglomerates
458,343	Smiths Group PLC	10,056,539

	Integrated Oil
1,025,855	BP PLC	12,432,927

	Other Metals/Minerals
214,459	BHP Billiton PLC	7,098,409

	Personnel Services
4,539,971	Hays PLC	11,864,307

	Pharmaceuticals: Major
80,952	AstraZeneca PLC	3,841,159
221,785	GlaxoSmithKline PLC	5,854,126
		9,695,285
	Precious Metals
34,572	Lonmin PLC	2,313,514

	Publishing: Books/Magazines
945,867	Reed Elsevier PLC	11,888,210

	Publishing: Newspapers
238,797	Johnston Press PLC	1,317,253

	Real Estate Investment Trusts
181,149	British Land Company PLC	3,418,373

	Tobacco
761,148	British American Tobacco PLC	29,539,454
533,676	Imperial Tobacco Group PLC	27,608,132
		57,147,586
	Wireless Telecommunications
3,584,831	Vodafone Group PLC	13,414,813
	Total United Kingdom	229,079,094
	Total Common Stocks
	(Cost $640,302,852)	777,742,304

	Preferred Stocks (0.9%)
	Germany
	Motor Vehicles
3,328	Porsche AG (Cost $2,752,293)	7,325,363

PRINCIPAL	Short-Term Investments (9.5%)
AMOUNT IN	Short-Term Debt Securities held as
THOUSANDS	Collateral on Loaned Securities (8.0%)
$2,224	AIG Match Funding Corp., 4.67%, 12/17/07 (b)	2,223,172
1,588	Alliance and Leister PLC., 4.69%, 09/02/08 (b)	1,587,968
794	Bancaja, 5.35%, 08/12/08 (b)	793,984
794	Bank of New York Co., Inc., 4.66%, 08/08/08 (b)	793,984
794	BASF AG, 5.18%, 08/19/08 (b)	793,928
1,588	BNP Paribas Mtn., 4.90%, 05/19/08 (b)	1,587,968
3,176	CAM U.S. Finance SA Unipersonal, 5.24%, 07/25/08 (b)	3,175,936
1,588	Canadian Imperial Bank, NY, 4.67%, 07/28/08 (b)	1,587,968
794	CC U.S.A., Inc., 3.78%, 01/28/08 (b)	793,638
2,858	CIT Group Holdings, 5.23%, 06/18/08 (b)	2,858,342
1,588	Credit Suisse First Boston, NY, 4.57%, 03/14/08 (b)	1,587,968
	First Tennessee Bank,
794	4.70%, 08/15/08 (b)	793,984
3,176	4.71%, 08/15/08 (b)	3,175,775
	Goldman Sachs Group, Inc.,
794	4.72%, 09/12/08 (b)	793,984
1,493	4.81%, 02/13/09 (b)	1,492,690
794	HSBC Finance Corp., 4.69%, 08/05/08 (b)	793,984
3,176	IBM Corp., 4.70%, 09/08/08 (b)	3,175,936
1,588	Macquarie Bank Ltd., 4.79%, 08/20/08 (b)	1,587,968
1,592	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,592,423

2,382	Metropolitan Life Global Funding, 4.77%, 08/21/08 (b)		2,381,952
3,176	National Rural Utilities Coop., Fin., 4.73%, 09/02/08 (b)		3,175,936
1,842	Nationwide Building Society, 5.28%, 07/28/08 (b)		1,842,043
3,176	National Bank of Canada, 4.70%, 04/02/08 (b)		3,175,611
	Societe Generale, NY, 4.80%, 12/31/07 (b)
3,811	4.80%, 12/31/07 (b)		3,811,024
15,480	4.63%, 12/03/07 (b)		15,479,583
	Unicredito Italiano Bank (IRE) Plc.,
1,747	4.67%, 08/14/08 (b)		1,746,803
1,112	6.69%, 08/08/08 (b)		1,111,578
	Total Short-Term Debt Securities held
	as Collateral on Loaned Securities
	(Cost $63,916,130)		63,916,130

NUMBER OF SHARES (000)

	Investment Company (1.47%)
11,777	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $11,777,348)(c)		11,777,348

	Total Short-Term Investments
	(Cost $75,693,478)		75,693,478

	Total Investments
	(Cost $718,748,623)(e)	107.6%	860,761,145
	Liabilities in Excess of Other Assets	(7.6)	(60,716,818)
	Net Assets	100.0%	$800,044,327

VVPR

A tax recovery coupon, when presented with the corresponding share dividend coupon, there’s a reduction in the Belgian tax rate, applicable to individual tax payers resident of Belgium and non-profit organizations.

(a)	All or a portion of these securities were on loan at November 30, 2007. The total value of the loaned securities and related collateral outstanding were $60,573,228 and $63,916,130, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on November 30, 2007.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $200,138 for the period ended November 30, 2007.

(d)

At November 30, 2007, investments in securities of issuers in Japan and the United Kingdom represented 24.4% and 28.6% respectively, of the Fund’s net assets. These investments, as well as other non-U.S. investments, which invalve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund

Summary of Investments November 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$75,693,478	8.8%
Tobacco	57,147,586	6.6
Electric Utilities	52,439,341	6.1
Integrated Oil	51,261,122	6.0
Major Banks	49,596,883	5.8
Food: Major Diversified	47,193,509	5.5
Electronic Equipment/Instruments	38,988,872	4.5
Food: Specialty/Candy	36,297,539	4.2
Household/Personal Care	35,890,403	4.2
Pharmaceuticals: Major	34,895,366	4.1
Construction Materials	34,876,871	4.1
Major Telecommunications	27,569,358	3.2
Motor Vehicles	26,990,354	3.1
Wireless Telecommunications	24,406,502	2.8
Financial Conglomerates	22,079,919	2.6
Casino/Gaming	18,156,232	2.1
Industrial Specialties	17,370,132	2.0
Chemicals: Major Diversified	16,083,637	1.9
Life/Health Insurance	14,293,810	1.7
Property - Casualty Insurers	14,118,842	1.6
Publishing: Books/Magazines	11,888,210	1.4
Personnel Services	11,864,307	1.4
Telecommunication Equipment	11,297,270	1.3
Electrical Products	10,364,230	1.2
Chemicals: Specialty	10,252,276	1.2
Industrial Conglomerates	10,056,539	1.2
Oil & Gas Production	9,916,152	1.2
Steel	9,555,794	1.1
Pharmaceuticals: Other	8,965,388	1.0
Movies/Entertainment	8,554,766	1.0
Hotels/Resorts/Cruiselines	8,058,657	0.9
Other Metals/Minerals	7,098,410	0.8
Electronic Components	5,660,956	0.7
Beverages: Alcoholic	5,439,434	0.6
Textiles	5,287,531	0.6
Regional Banks	4,832,144	0.6
Semiconductors	4,292,430	0.5
Auto Parts: O.E.M.	4,095,443	0.5
Railroads	3,883,340	0.5
Real Estate Investment Trusts	3,418,373	0.4
Advertising/Marketing Services	2,385,271	0.3
Recreational Products	2,321,683	0.3
Precious Metals	2,313,514	0.3
Gas Distributors	2,293,234	0.3
Publishing: Newspapers	1,317,253	0.2
	$860,761,145	100.0%

* Does not include an open forward foreign currency contract with net urealized appreciation of $12,239.

Forward Foreign Currency Contracts Open at November 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ (DEPRECIATION)
	$701,034	GBP	340,143	11/30/2007	(1,728)
JPY	87,850,645		$799,296	11/30/2007	8,668
	$50,344	GBP	24,432	12/3/2007	(114)
	$47,738	GBP	23,167	12/3/2007	(108)
JPY	65,947,763		$599,852	12/3/2007	6,343
	$28,087	GBP	13,582	12/4/2007	(32)
JPY	52,242,445		$472,056	12/4/2007	(790)
		Net Unrealized Appreciation			$12,239

Currency Abbreviations:
GBP	British Pound.
JPY	Japanese Yen.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer January 17, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley International Value Equity Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley International Value Equity Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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